Accounts Receivable, Net (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Net (Textual)
Bad debt expenses	$ 125,180	$ 0	$ 0